CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 31,023	$ 25,682
Short-term bank deposits	7,475	17,529
Trade receivables (net of allowance for doubtful accounts of $ 2,789 and $ 3,406 at December 31, 2011 and 2010, respectively)	41,527	47,532
Prepaid expenses and other receivables	8,293	9,435
Inventories	48,284	41,801
Total current assets	136,602	141,979
LONG-TERM ASSETS:
Long-term bank deposits		3,663
Finished goods used in operations, net	3,638	3,467
Property and equipment, net	6,194	5,472
Goodwill	50,217	50,217
Severance pay fund	3,454	3,494
Other assets	7,462	8,135
Total long-term assets	70,965	74,448
TOTAL ASSETS	207,567	216,427
CURRENT LIABILITIES:
Restructured debt	17,730	12,298
Trade payables	30,159	27,584
Other accounts payable and accrued expenses	38,461	41,515
Deferred revenues and customer advances	18,245	16,692
Total current liabilities	104,595	98,089
LONG-TERM LIABILITIES:
Restructured debt	82,714	100,449
Accrued post-employment benefits	9,329	8,626
Deferred revenues	8,070	6,319
Other liabilities	13,460	15,884
Total long-term liabilities	113,573	131,278
TOTAL LIABILITIES	218,168	229,367
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2011 and 2010; Issued: 219,007,476 and 215,376,076 shares at December 31, 2011 and 2010 respectively; Outstanding: 218,971,949 and 215,340,549 shares at December 31, 2011 and 2010 respectively;	4,291	4,192
Additional paid-in capital	540,950	540,288
Accumulated other comprehensive income	15,457	14,569
Accumulated deficit	(571,197)	(571,887)
Treasury shares, at cost (35,527 shares at December 31, 2011 and 2010)	(102)	(102)
Total shareholders' equity (deficiency)	(10,601)	(12,940)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 207,567	$ 216,427